Employee benefits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Salary		R$ 1,641	R$ 613
Labor provisions (vacation)		15,877	9,788
Provision for bonus		15,002	9,664
Other obligations		2,519	1,861
Long-term benefits	[1]	62	0
Total		35,101	21,926
Current		35,039	21,926
Non-current		R$ 62	R$ 0

[1]	Effect of the provision for taxes to be paid on the delivery of RSU of the plan described in Note 17.